Share based compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Stock Based Compensation Expense	$ 702,880	$ 268,734	$ 241,271
Stock-based compensation expense in Contributed Capital	360,859	186,483	148,321
Restricted Stock Units [Member]
Total Stock Based Compensation Expense	298,527	40,632	62,442
Compensation Expense [Member]
Total Stock Based Compensation Expense	0	52,634	55,821
Stock Option Expense [Member]
Total Stock Based Compensation Expense	205,859	118,849	92,500
Employee Share Purchase Plan [Member]
Total Stock Based Compensation Expense	43,494	41,619	30,508
Deferred Share Units [Member]
Total Stock Based Compensation Expense	$ 155,000	$ 15,000	$ 0